CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' DEFICIT - USD ($)	Class A Preferred Units Preferred Return	Class A Preferred Units	Class B-1 Preferred Units	Class C Preferred Units Redemption of Profits Interest	Class C Preferred Units	Class D Preferred Units Preferred Return	Class D Preferred Units	Redemption of Profits Interest	Controlling Interests	Non-Controlling Interests	Preferred Return	Total
Balance at the beginning at Dec. 31, 2017		$ 8,565,455							$ (6,357,157)			$ 2,208,298
Balance at the beginning (in shares) at Dec. 31, 2017		8,565,480
Units Issued		$ 33,250,077										33,250,077
Units Issued (in shares)		34,485,782
Unit Based Compensation			$ 380,000		$ 67,050							447,050
Unit Based Compensation (in shares)			2,000,000		425,000
Net Loss									(43,801,295)	$ (5,972,718)		(49,774,013)
Balance at the end at Dec. 31, 2018		$ 41,815,532	$ 380,000		$ 67,050				(50,158,453)	(5,972,718)		(13,868,589)
Balance at the end (in shares) at Dec. 31, 2018		43,051,262	2,000,000		425,000
Units Issued	$ 11,184,468	$ 11,184,468					$ 50,000,000					50,000,000
Units Issued (in shares)		11,184,468					16,130,034
Unit Based Compensation			$ 380,000		$ 94,042							474,042
Unit Based Compensation (in shares)			2,000,000		633,333
Conversion of Debt to Units		$ 3,764,025										3,764,025
Conversion of Debt to Units (in shares)		3,764,025
Costs of Issuance of Units							$ (2,958,446)					(2,958,446)
Redemption of Units		$ (15,000,000)										(15,000,000)
Redemption of Units (in shares)		(15,000,000)
Preferred Return(s) at 8%	430,230					$ 515,068						945,298
Net Loss									(35,009,263)	(7,907,592)		(42,916,855)
Units Subject to Possible Redemption						(515,068)	$ (47,041,554)					(47,556,622)
Units Subject to Possible Redemption (in shares)							(16,130,034)
Balance at the end at Dec. 31, 2019	430,230	$ 41,764,270	$ 760,000		$ 161,093				(85,167,716)	(13,880,310)	$ 430,230	(55,932,434)
Balance at the end (in shares) at Dec. 31, 2019		43,000,000	4,000,000		1,058,333
Unit Based Compensation			$ 380,000		$ 271,328							651,328
Unit Based Compensation (in shares)			2,000,000		418,750
Redemption of Units				$ 180,000								180,000
Redemption of Units (in shares)					(200,000)
Net Loss									(27,734,136)	(3,450,460)		(31,184,596)
Balance at the end at Sep. 30, 2020	2,965,083	$ 41,764,270	$ 1,140,000	$ (180,000)	$ 432,421				(112,901,852)	(17,330,770)	2,965,083	(84,110,848)
Balance at the end (in shares) at Sep. 30, 2020		43,000,000	6,000,000	(180,000)	1,277,083
Balance at the beginning at Dec. 31, 2019	430,230	$ 41,764,270	$ 760,000		$ 161,093				(85,167,716)	(13,880,310)	430,230	(55,932,434)
Balance at the beginning (in shares) at Dec. 31, 2019		43,000,000	4,000,000		1,058,333
Unit Based Compensation			$ 380,000		$ 67,474							447,474
Unit Based Compensation (in shares)			2,000,000		443,750
Redemption of Units								$ (180,000)				(180,000)
Redemption of Units (in shares)					(200,000)
Preferred Return(s) at 8%	3,384,803					4,052,277						7,437,080
Net Loss									(41,074,507)	(4,307,071)		(45,381,576)
Units Subject to Possible Redemption						$ (4,052,277)						(4,052,277)
Balance at the end at Dec. 31, 2020	3,815,033	$ 41,764,270	$ 1,140,000	$ (180,000)	$ 228,566			(180,000)	(126,242,223)	(18,187,381)	3,815,041	(97,661,735)
Balance at the end (in shares) at Dec. 31, 2020		43,000,000	6,000,000		1,302,083
Balance at the beginning at Jun. 30, 2020	2,124,278	$ 41,764,270	$ 1,140,000		$ 379,751				(96,195,133)	(18,206,330)		(69,173,164)
Balance at the beginning (in shares) at Jun. 30, 2020		43,000,000	6,000,000	(180,000)	1,052,083
Unit Based Compensation					$ 52,670							52,670
Unit Based Compensation (in shares)					225,000
Net Loss									(16,706,718)	875,560		(15,831,158)
Balance at the end at Sep. 30, 2020	2,965,083	$ 41,764,270	$ 1,140,000	$ (180,000)	$ 432,421				(112,901,852)	(17,330,770)	2,965,083	(84,110,848)
Balance at the end (in shares) at Sep. 30, 2020		43,000,000	6,000,000	(180,000)	1,277,083
Balance at the beginning at Dec. 31, 2020	3,815,033	$ 41,764,270	$ 1,140,000	$ (180,000)	$ 228,566			$ (180,000)	(126,242,223)	(18,187,381)	$ 3,815,041	(97,661,735)
Balance at the beginning (in shares) at Dec. 31, 2020		43,000,000	6,000,000		1,302,083
Unit Based Compensation			$ 380,000		$ 999,400							1,379,400
Unit Based Compensation (in shares)			2,000,000		623,750
Net Loss									(77,700,292)	(8,043,678)		(85,743,970)
Balance at the end at Sep. 30, 2021	6,594,660	$ 41,764,270	$ 1,520,000	$ (180,000)	$ 1,227,960				(203,942,517)	(26,231,059)		(179,246,686)
Balance at the end (in shares) at Sep. 30, 2021		43,000,000	8,000,000	(180,000)	1,925,833						6,594,660
Balance at the beginning at Jun. 30, 2021	5,632,497	$ 41,764,270	$ 1,520,000		$ 872,872				(172,576,000)	(23,429,094)		(146,395,455)
Balance at the beginning (in shares) at Jun. 30, 2021		43,000,000	8,000,000	(180,000)	1,775,833
Unit Based Compensation					$ 355,088							355,088
Unit Based Compensation (in shares)					150,000
Net Loss									(31,366,517)	(2,801,965)		(34,168,482)
Balance at the end at Sep. 30, 2021	$ 6,594,660	$ 41,764,270	$ 1,520,000	$ (180,000)	$ 1,227,960				$ (203,942,517)	$ (26,231,059)		$ (179,246,686)
Balance at the end (in shares) at Sep. 30, 2021		43,000,000	8,000,000	(180,000)	1,925,833						6,594,660